COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 SFL West Polaris and SFL Deepwater [Member]	Dec. 30, 2011 SFL West Polaris and SFL Deepwater [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Jun. 30, 2012 Financial Guarantee [Member] Rig Finance II [Member]	Jun. 30, 2012 Financial Guarantee [Member] SFL Corte Real Limited [Member]	Dec. 31, 2011 Financial Guarantee [Member] SFL Corte Real Limited [Member]	Jun. 30, 2012 Financial Guarantee [Member] SFL West Polaris and SFL Deepwater [Member]	Dec. 31, 2011 Financial Guarantee [Member] SFL West Polaris and SFL Deepwater [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Book value of assets pledged under ship mortgages	$ 2,231,000,000
Guarantor Obligations [Line Items]
Outstanding debt	1,899,283,000	1,910,464,000			1,300,000	3,200,000,000	3,300,000,000
Amount guaranteed								20,000,000	54,800,000	56,900,000	270,000,000	280,000,000
Ownership percentage (in hundredths)			100.00%
Term loan facility, amount outstanding			1,300,000,000	1,400,000,000
Contractual commitments under newbuilding contracts	$ 222,900,000	$ 275,600,000